Schedule of other payables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Other payables, current	R$ 5,557,001	R$ 1,310,734
Other payables, noncurrent	1,948,164	3,145,336
Total other current payables	8,904,654	3,357,639
Total other non current payables	1,948,164	3,145,336
Payables To Related Parties [Member]
IfrsStatementLineItems [Line Items]
Other payables, current	50,624	70,458
Other payables, noncurrent	66,607	78,083
Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Other payables, current		8,722
Other payables, noncurrent	101,822	97,535
Dividends And Interest On Capital Payable [Member]
IfrsStatementLineItems [Line Items]
Other payables, current	1,206,870	946,133
Advances From Customers [Member]
IfrsStatementLineItems [Line Items]
Other payables, current	2,140,783	1,100,772
Other payables, noncurrent	947,896	1,725,838
Taxes In Installments [Member]
IfrsStatementLineItems [Line Items]
Other payables, current	51,999	45,331
Other payables, noncurrent	152,420	160,247
Profit Sharing Employees [Member]
IfrsStatementLineItems [Line Items]
Other payables, current	223,885	150,341
Taxes Payable [Member]
IfrsStatementLineItems [Line Items]
Other payables, noncurrent	10,378	38,493
Provision From Consumption And Services [Member]
IfrsStatementLineItems [Line Items]
Other payables, current	216,692	175,242
Third Party Materials In Our Possession [Member]
IfrsStatementLineItems [Line Items]
Other payables, current	418,084	84,832
Trade Payables Drawee Risk [Member]
IfrsStatementLineItems [Line Items]
Other payables, current	4,439,967	623,861
Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Other payables, noncurrent	98,625	543,527
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Other payables, current	119,047	93,626
Other payables, noncurrent	492,504	436,505
Other Payables [Member]
IfrsStatementLineItems [Line Items]
Other payables, current	36,703	58,321
Other payables, noncurrent	R$ 77,912	R$ 65,108